Stock option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Stock option summary
(c)	A summary of the stock options activity is as follows:

	Number of options	Weighted average exercise price

Outstanding at March 31, 2018	850,000	$1.50
Outstanding at March 31, 2019	850,000	$1.50
Exercised	(425,000)	$1.50

Outstanding at March 31, 2020	425,000	$1.50

Information regarding stock options
(d)	The following table summarizes information about all stock options of the Company outstanding as at March 31, 2020:

	Number	Weighted average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2020	(years)	March 31, 2020

$1.50	425,000	5.0	425,000

Schedule of Fair value of Stock Options
(e)	Stock-based compensation expense is recognized on a straight-line basis over the respective vesting periods, or at the time of option granting if there are no vesting periods. The fair value of the options granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

For the Fiscal Year Ended March 31,
	2018	2019	2020

Risk-free interest rate (1)	N/A	N/A	N/A
Expected life (years) (2)	N/A	N/A	N/A
Expected dividend yield (3)	N/A	N/A	N/A
Volatility (4)	N/A	N/A	N/A
Fair value of options at grant date per share	N/A	N/A	N/A

(1) Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the interest rate on U.S. Treasury zero-coupon bonds issued with remaining terms similar to the expected term of the options granted.

(2) Expected life (years)

Assumption of the expected term was based on the vesting and contractual terms and employee demographics.

(3) Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)  Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718.